Defined benefit plans (Detail 8)		Dec. 31, 2020	Dec. 31, 2019
Switzerland | aged 65 | Mortality table Switzerland
Disclosure Of Defined Benefit Plans [Line Items]
Life expectancy at age 65 for a male member currently	[1]	21.7	21.6
Life expectancy at age 65 for a female member currently	[1]	23.4	23.6
Switzerland | aged 45 | Mortality table Switzerland
Disclosure Of Defined Benefit Plans [Line Items]
Life expectancy at age 65 for a male member currently	[1]	23.2	23.1
Life expectancy at age 65 for a female member currently	[1]	24.9	25.1
UK | aged 65 | Mortality table UK
Disclosure Of Defined Benefit Plans [Line Items]
Life expectancy at age 65 for a male member currently	[2]	23.4	23.3
Life expectancy at age 65 for a female member currently	[2]	24.9	25.1
UK | aged 45 | Mortality table UK
Disclosure Of Defined Benefit Plans [Line Items]
Life expectancy at age 65 for a male member currently	[2]	24.6	24.5
Life expectancy at age 65 for a female member currently	[2]	26.3	26.4
United States | aged 65 | Mortality table USA
Disclosure Of Defined Benefit Plans [Line Items]
Life expectancy at age 65 for a male member currently	[3]	21.8	22.8
Life expectancy at age 65 for a female member currently	[3]	23.2	24.4
United States | aged 45 | Mortality table USA
Disclosure Of Defined Benefit Plans [Line Items]
Life expectancy at age 65 for a male member currently	[3]	23.2	24.3
Life expectancy at age 65 for a female member currently	[3]	24.5	25.9
Germany | aged 65 | Mortality table Germany
Disclosure Of Defined Benefit Plans [Line Items]
Life expectancy at age 65 for a male member currently		20.8	20.7
Life expectancy at age 65 for a female member currently		24.3	24.2
Germany | aged 45 | Mortality table Germany
Disclosure Of Defined Benefit Plans [Line Items]
Life expectancy at age 65 for a male member currently		23.6	23.5
Life expectancy at age 65 for a female member currently		26.5	26.4
UBS AG | Switzerland | aged 65 | Mortality table Switzerland
Disclosure Of Defined Benefit Plans [Line Items]
Life expectancy at age 65 for a male member currently	[1]	21.7	21.6
Life expectancy at age 65 for a female member currently	[1]	23.4	23.6
UBS AG | Switzerland | aged 45 | Mortality table Switzerland
Disclosure Of Defined Benefit Plans [Line Items]
Life expectancy at age 65 for a male member currently	[1]	23.2	23.1
Life expectancy at age 65 for a female member currently	[1]	24.9	25.1
UBS AG | UK | aged 65 | Mortality table UK
Disclosure Of Defined Benefit Plans [Line Items]
Life expectancy at age 65 for a male member currently	[2]	23.4	23.3
Life expectancy at age 65 for a female member currently	[2]	24.9	25.1
UBS AG | UK | aged 45 | Mortality table UK
Disclosure Of Defined Benefit Plans [Line Items]
Life expectancy at age 65 for a male member currently	[2]	24.6	24.5
Life expectancy at age 65 for a female member currently	[2]	26.3	26.4
UBS AG | United States | aged 65 | Mortality table USA
Disclosure Of Defined Benefit Plans [Line Items]
Life expectancy at age 65 for a male member currently	[3]	21.8	22.8
Life expectancy at age 65 for a female member currently	[3]	23.2	24.4
UBS AG | United States | aged 45 | Mortality table USA
Disclosure Of Defined Benefit Plans [Line Items]
Life expectancy at age 65 for a male member currently	[3]	23.2	24.3
Life expectancy at age 65 for a female member currently	[3]	24.5	25.9
UBS AG | Germany | aged 65 | Mortality table Germany
Disclosure Of Defined Benefit Plans [Line Items]
Life expectancy at age 65 for a male member currently		20.8	20.7
Life expectancy at age 65 for a female member currently		24.3	24.2
UBS AG | Germany | aged 45 | Mortality table Germany
Disclosure Of Defined Benefit Plans [Line Items]
Life expectancy at age 65 for a male member currently		23.6	23.5
Life expectancy at age 65 for a female member currently		26.5	26.4

[1]	In 2019, BVG 2015 G with CMI 2016 projections was used
[2]	In 2019, S2PA with CMI 2018 projections was used.
[3]	In 2019, RP-2014 WCHA with MP-2019 projection scale was used.